PRODUCTION COSTS (Tables)	12 Months Ended
Dec. 31, 2014
PRODUCTION COSTS
Schedule of film production costs

	2013	2014
Beginning balance for completed films as of January 1	34,712	25,925
Additions	20,608	71,393
Amortization	(27,474)	(56,164)
Impairment losses	(2,149)	(2,293)
Exchange differences	228	(269)

Subtotal for completed films	25,925	38,592

Beginning balance for films in production and not released as of January 1	55,634	116,320
Additions	79,698	88,782
Transfers to completed films	(20,608)	(71,393)
Impairment losses	—	(1,861)
Exchange differences	1,596	(1,965)

Subtotal for films in production and not released	116,320	129,883

Ending balance as December 31	142,245	168,475